Unaudited Consensed Consolidated Statements of Changes in Partners' Capital (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Limited Partners Common
Distributions declared and paid	$ 0.31	$ 0.47
Limited Partners Preferred
Distributions declared and paid	$ 0.43	$ 0.43